Stock Options (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Stock Options Details 2
Research and development	$ 10,725		$ 75,515
General and administrative	116,753	12,951	672,835	287,238
Total	$ 127,478	$ 12,951	$ 748,350	$ 287,238